UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05379

Name of Fund: Royce Focus Trust, Inc.
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2005

Date of reporting period: 9/30/2005

Item 1 - Schedule of Investments
Portfolio of Investments

ROYCE FOCUS TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

COMMON STOCKS - 82.9%
	SHARES	VALUE
Consumer Products - 5.9%
Apparel and Shoes - 1.3%
Columbia Sportswear Company a,c	40,000	$1,856,000

Sports and Recreation - 4.6%
Thor Industries	100,000	3,400,000
Winnebago Industries	100,000	2,897,000

		6,297,000

Total		8,153,000

Consumer Services - 4.6%
Direct Marketing - 2.1%
Nu Skin Enterprises Cl. A	150,000	2,857,500

Retail Stores - 1.6%
Pier 1 Imports	200,000	2,254,000

Other Consumer Services - 0.9%
Corinthian Colleges a	100,000	1,327,000

Total		6,438,500

Financial Intermediaries - 3.5%
Insurance - 2.5%
Alleghany Corporation a	7,500	2,295,000
ProAssurance Corporation a,c	25,000	1,166,750

		3,461,750

Other Financial Intermediaries - 1.0%
TSX Group	40,000	1,387,011

Total		4,848,761

Financial Services - 4.8%
Information and Processing - 2.0%
eFunds Corporation a	150,000	2,824,500

Investment Management - 2.8%
GAMCO Investors Cl. A	41,500	1,902,775
U.S. Global Investors Cl. A a,c	295,605	1,936,213

		3,838,988

Total		6,663,488

Health - 7.8%
Drugs and Biotech - 6.3%
Elan Corporation ADR a,b,c	249,900	2,214,114
Endo Pharmaceuticals Holdings a,c	100,000	2,667,000
Lexicon Genetics a,c	350,000	1,393,000
Myriad Genetics a	50,000	1,093,000
Orchid Cellmark a,c	150,000	1,275,000

		8,642,114

Medical Products and Devices - 1.5%
Caliper Life Sciences a	200,000	1,406,000
Possis Medical a,c	63,600	697,056

		2,103,056

Total		10,745,170

Industrial Products - 23.5%
Building Systems and Components - 3.4%
Simpson Manufacturing	120,000	4,696,800

Construction Materials - 1.8%
Florida Rock Industries	40,000	2,563,600

Machinery - 5.1%
Lincoln Electric Holdings	75,000	2,955,000
Pason Systems	120,000	2,805,677
Woodward Governor Company	15,000	1,275,750

		7,036,427

Metal Fabrication and Distribution - 13.2%
Harris Steel Group	150,000	3,161,290
IPSCO	75,000	5,361,750
Metal Management	150,000	3,802,500
Reliance Steel & Aluminum	50,000	2,646,500
Schnitzer Steel Industries Cl. A	100,000	3,257,000

		18,229,040

Total		32,525,867

Industrial Services - 3.0%
Commercial Services - 1.2%
BB Holdings	250,000	1,677,750

Engineering and Construction - 1.8%
Dycom Industries a,c	120,000	2,426,400

Total		4,104,150

Natural Resources - 19.8%
Energy Services - 9.4%
Ensign Energy Services	120,000	4,089,806
Input/Output a,c	300,000	2,394,000
Tesco Corporation a	160,000	2,516,800
Trican Well Service a	110,000	4,003,527

		13,004,133

Precious Metals and Mining - 10.4%
Glamis Gold a,c	180,000	3,978,000
Hecla Mining Company a	600,000	2,628,000
Meridian Gold a	150,000	3,286,500
Pan American Silver a	120,000	2,119,200
Silver Standard Resources a,c	180,000	2,466,000

		14,477,700

Total		27,481,833

Technology - 9.8%
Components and Systems - 1.8%
Lowrance Electronics	100,000	2,539,000

Internet Software and Services - 1.4%
RealNetworks a	350,000	1,998,500

IT Services - 0.9%
Syntel	60,000	1,169,400

Software - 3.9%
ManTech International Cl. A a,c	50,000	1,320,500
PLATO Learning a	160,000	1,217,600
Transaction Systems Architects Cl. A a	100,100	2,787,785

		5,325,885

Telecommunications - 1.8%
Foundry Networks a	200,000	2,540,000

Total		13,572,785

Miscellaneous - 0.2%
Total		274,024

TOTAL COMMON STOCKS
(Cost $73,494,117)		114,807,578

	PRINCIPAL
	AMOUNT
CORPORATE BONDS - 5.3%
Athena Neurosciences Finance 7.25% Senior Note due 2/21/08 c	$6,000,000	5,760,000
E*TRADE Financial 6.00% Conv. Sub. Note due 2/1/07	1,500,000	1,515,000

TOTAL CORPORATE BONDS
(Cost $6,814,358)		7,275,000

GOVERNMENT BONDS - 8.8%
(Principal Amount shown in local currency.)
Canadian Government Bond 3.00% due 6/1/07	6,150,000	5,264,453
New Zealand Government Bond 6.50% due 2/15/06	10,000,000	6,914,927

TOTAL GOVERNMENT BONDS
(Cost $10,806,571)		12,179,380

U.S. TREASURY OBLIGATIONS - 7.4%
U.S. Treasury Notes
Treasury Inflation Index Protection Security 2.00% due 7/15/14	10,000,000	10,215,230

TOTAL U.S TREASURY OBLIGATIONS
(Cost $10,425,435)		10,215,230

REPURCHASE AGREEMENT - 13.6%
State Street Bank & Trust Company, 3.30% dated 9/30/05, due 10/3/05, maturity value $18,888,193 (collateralized by obligations of various U.S. Government Agencies, valued at $19,358,081)
(Cost $18,883,000)		18,883,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 5.3%
Money Market Funds
State Street Navigator Securities Lending Prime Portfolio		7,274,369

(Cost $7,274,369)		7,274,369

TOTAL INVESTMENTS - 123.3%
(Cost $127,697,850)		170,634,557

LIABILITIES LESS CASH AND OTHER ASSETS - (5.2)%		(7,218,515)

PREFERRED STOCK - (18.1)%		(25,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS - 100.0%		$138,416,042

a	Non-income producing.

b	American Depository Receipt.

c	A portion of these securities were on loan at September 30, 2005. Total market value of loaned securities at September 30, 2005 was $7,061,219.

INCOME TAX INFORMATION: The cost of total investments for Federal income tax purposes was $128,011,549. At September 30, 2005, net unrealized appreciation for all securities was $42,623,008, consisting of aggregate gross unrealized appreciation of $44,905,151 and aggregate gross unrealized depreciation of $2,282,143. The primary differences in book and tax basis cost is the timing of the recognition of losses on securities sold and amortization of discount for book and tax purposes.

Valuation of investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange or Nasdaq are valued at their last reported sales price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund's Board of Directors. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

Repurchase Agreements:
The Fund entered into repurchase agreements with respect to its portfolio securities solely with State Street Bank and Trust Company (“SSB&T”), the custodian of its assets. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held by SSB&T until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of SSB&T, including possible delays or restrictions upon the ability of the Fund to dispose of the underlying securities.

Securities Lending:
The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Fund is accepted in cash and is invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a)                     The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)                    There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund
By: /s/ Charles M. Royce

Charles M. Royce
President, Royce Focus Trust, Inc.
Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Charles M. Royce

Charles M. Royce
President, Royce Focus Trust, Inc.
Date: November 28, 2005

By: /s/ John D. Diederich

John D. Diederich
Treasurer, Royce Focus Trust, Inc.
Date: November 28, 2005